BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------
OFFICERS AND DIRECTORS

Daniel H. Sigg         Richard J. Lindquist
CHAIRMAN AND CHIEF     VICE PRESIDENT
EXECUTIVE OFFICER      Michael A. Pignataro
Robert J. Moore        SECRETARY
PRESIDENT AND CHIEF    Wendy S. Setnicka
INVESTMENT OFFICER     ASSISTANT VICE
Prof. Enrique R.       PRESIDENT
Arzac                  AND ASSISTANT
DIRECTOR               SECRETARY
Lawrence J. Fox        Paul P. Stamler
DIRECTOR               TREASURER
James S. Pasman, Jr.   John M. Corcoran
DIRECTOR               ASSISTANT TREASURER

                 ---------------------------------------------
INVESTMENT ADVISER

BEA Associates
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
770 Broadway
New York, New York 10003
            --------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
770 Broadway
New York, New York 10003
Phone 1-800-428-8890
            --------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------
INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A brochure further describing the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, can be obtained from the Plan's agent at (800) 428-8890.

                                     [LOGO]

                             BEA Income Fund, Inc.

                                     [LOGO]

                              THIRD QUARTER REPORT
                               September 30, 1996

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                              November 8, 1996

We are pleased to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1996.
    At September 30, 1996, the Fund's net asset value (NAV) was $8.63, compared to an NAV of $8.51 at June 30, 1996. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was 3.60%. At September 30, 1996, $139.0 million was invested in high-yield debt securities; $61.3 million was invested in investment-grade debt securities; and the balance of the Fund's investments, $6.9 million, was invested in equity securities. The investment-grade component consisted of short and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (43.91%) was in B-rated issues.
    In late October, the Fund completed its first rights offering to existing shareholders. The original amount of shares was increased by 25% in order to satisfy over-subscription requests. As a result, approximately 10.2 million shares were issued at a price of $7.15 generating net proceeds of $69.4 million.

THE MARKET

    Through September, high yield remained the top performer among major U.S. fixed income categories in 1996. As measured by the Salomon Brothers High Yield Market Index, high yield rose 7.11%, much higher than government bonds (-0.16%), corporate bonds (-0.14%) and mortgages (2.41%). High yield also outperformed bonds globally, which gained 1.21%. [All returns cited from the corresponding Salomon Brothers index.]
    Individuals have been pouring cash into high-yield mutual funds at a record pace in 1996. September witnessed the highest monthly net inflows on record ($2.3 billion), eclipsing the previous high in November 1992 ($1.6 billion). Year to date through September, high-yield fund net inflows totaled $11.3 billion (versus $7.9 billion for the same period in 1995), thus already exceeding the previous annual record of $9.6 billion set in 1986.
    As reflected by the level of new issuance, institutions are also finding high yield very attractive. New issuance for 1996 thus far totaled $54.8 billion at the end of September, nearly double last year's $29.9 billion for the same period. The average market-weighted new-issue offer yield was 11.11% at month-end, versus 10.93% for 1995 as a whole.

HIGH-YIELD SECURITIES

    Currently, the high-yield market is being propelled forward by an auspicious combination of technical and fundamental factors. For example, interest rates are both stable and relatively low, each of which is beneficial to high-yield performance. A stable economy suggests that issuer defaults should remain below historical averages, while low rates help to attract income-oriented investors looking for more yield than is available from investment-grade instruments.
    Our strategy continues to be focused on opportunistic investment in companies that we believe offer operating performance improvement and deleveraging potential over the longer term. We also favor companies whose core operations should perform relatively well regardless of the state of the economy, as well as those which may be desirable candidates for future mergers and acquisitions activity. We assign overweighted allocations to industries that we believe have a good operating outlook and could benefit from consolidation trends.
    This approach is particularly reflected by several of our sector concentrations:

    TELECOMMUNICATIONS.    This  industry  should  benefit  from  the   landmark
telecommunications legislation enacted in early 1996. The wireless communications segment is poised for tremendous growth over the near term as the Information Highway takes shape. Therefore, we believe that this segment, which is in the early phase of its growth cycle, will be able to grow even through an economic downturn.
    Going forward, we expect the broad telecom industry to continue to consolidate, a trend from which high-yield issuers should benefit. Accordingly, telecom is among our largest industry exposures. Its 12.7% weighting in the Portfolio (as of September 30) is about 1.5 times its 6.6% concurrent weighting in the Salomon Brothers High Yield Market Index.

    GAMING. We are attracted to this sector for much the same reasons that we like telecom. It is growing and consolidating and is relatively less affected by the macroeconomic environment. Although we believe that Atlantic City may become overbuilt over the next few years, the sector's long-term prospects remain bright.

    CABLE AND MEDIA. As with telecom, we expect cable/ media's recent consolidation trend to continue. Cable TV companies need to become larger, with more contiguous systems, in order both to offer local phone service in the future and to compete against the regional Bell operating companies.

MORTGAGE AND ASSET-BACKED SECURITIES

    Three factors most benefited mortgage-backed securities ("MBS") during the third quarter: relatively stable interest rates, modest new supply and the strength (i.e., lower yields) of the investment-grade corporate bond market.
    Rate stability is good for MBS because it generally lowers volatility in the government and corporate sectors, thus allowing for greater MBS liquidity. In this climate, intermediate-term instruments such as collateralized mortgage obligations ("CMOs") have done well. We are maintaining the Fund's existing CMO positions because their yields to effective maturity are about 20 to 40 basis points higher than those of comparable investment-grade corporates.
    The Fund also owns asset-backed securities ("ABS"), which are instruments whose credit quality and income stream are backed by various types of consumer-related receivables (most notably from credit cards and auto financings). Like MBS, ABS yields are typically higher than those of comparable investment-grade corporates. ABS have performed well during the past year, particularly since many pension funds and other institutional investors have dropped their historical restrictions against ABS investment. As a result, many institutions have begun to buy ABS in place of corporates within their investment-grade allocations.

OUTLOOK

    Our outlook for the high-yield debt market remains positive. We are maintaining our strategic focus on the generation of a strong income stream as well as pragmatic investment in companies that, over the longer term, we believe offer improving operating performance and deleveraging potential. We continue to find good opportunities among the increasingly large universe of high-yield issues and issuers. As always, we are carefully monitoring market conditions so as to preserve the Fund's capital.
    In closing, we would like to take this opportunity to express our thanks to shareholders for exhibiting their confidence in the Fund by their strong response to the rights offering.
    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

          [SIG]

Robert J. Moore
PRESIDENT AND CHIEF INVESTMENT OFFICER

          [SIG]
Daniel H. Sigg
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 1996

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value

---------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (77.1%)
----------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.7%)
            GPA Holland B.V.:
             Series C Medium Term Notes
             8.625%, 1/15/99                            N/R     $     750   $    748,125
         (3) 9.12%, 2/24/99                             N/R           250        251,250
            Tracor, Inc.,
             Series A, Gtd. Sr. Sub. Notes
             10.875%, 8/15/01                            B2           500        535,000
                                                                            ------------
            GROUP TOTAL                                                        1,534,375
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
BROADCASTING (6.0%)
            Chancellor Broadcasting Co.
             Gtd. Sr. Sub. Notes
             12.50%, 10/1/04                             B3           750        842,813
         (8) Commodore Media, Inc.,
             Gtd. Sr. Sub. Notes
             7.50%, 5/1/03                               B3           300        312,000
         (8) EchoStar Communications Corp.
             Gtd. Sr. Discount Notes
             0.00%, 6/1/04                               B2         1,500      1,177,500
         (3) Granite Broadcasting Corp.
             Sr. Sub. Notes
             9.375%, 12/1/05                             B3           300        288,000
            NWCG Holdings Corp.,
             Series B, Sr. Discount Notes
             Zero Coupon, 6/15/99                       Caa         1,000        803,750
         (3) Park Broadcasting Inc.,
             Sr. Notes
             11.75%, 5/15/04                             B2           675        771,187
            Pegasus Media & Communications, Inc.,
             Series B, Notes
             12.50%, 7/1/05                              B3           250        263,750
            SFX Broadcasting, Inc.
             Series B, Sr. Sub. Notes
             10.75%, 5/15/06                             B3         1,000      1,037,500
            Sinclair Broadcast Group
             Sr. Sub. Notes
             10.00%, 9/30/05                             B2           750        759,375
         (8) Spanish Broadcasting Systems
             Sr. Notes
             7.50%, 6/15/02                              B3         1,500      1,560,000
         (8) UIH Australia / Pacific, Inc.
             Series B, Sr. Discount Notes
             0.00%, 5/15/06                              B3         1,500        802,500
            United International Holdings:
             Sr. Discount Notes
             Zero Coupon, 11/15/99                       B3         3,000      2,100,000
             Sr. Secured Debentures Series B Zero
             Coupon, 11/15/99                            B3         1,000        700,000
            Univision Network Holding L.P.
             Sub. Notes
             Zero Coupon, 12/17/02                      N/R         1,500      1,020,000
            Young Broadcasting, Inc.
             Series B Gtd. Sr. Sub. Notes
             9.00%, 1/15/06                              B2           300        282,750
                                                                            ------------
            GROUP TOTAL                                                       12,721,125
                                                                            ------------

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------

CABLE (4.3%)
         (8) American Telecasting, Inc.
             Sr. Discount Notes
             0.00%, 6/15/04                             Caa     $     613   $    456,685
            Cablevision System Corp.
             Sr. Sub. Debentures
             9.875%, 2/15/13                             B2           500        481,250
             Sr. Sub. Notes
             9.875%, 5/15/06                             B2           400        400,000
            Century Communications Corp.
             Sr. Notes
             9.75%, 2/15/02                             Ba3           500        508,750
            Charter Communications Southeast, L.P.
             Series B, Sr. Notes
             11.25%, 3/15/06                             B3           450        463,500
            Comcast Corp.
             Sr. Sub Notes
             9.375%, 5/15/05                             B1           180        182,700
             9.125%, 10/15/06                            B1           750        746,250
         (4) Falcon Holding Group L.P.
             Sr. Sub. Notes
             11.00%, 9/15/03                            N/R         2,111      1,952,551
         (8) Helicon Group L.P.
             Sr. Secured Notes
             9.00%, 11/1/03                              B1         2,000      2,025,000
         (3) Lenfest Communications, Inc.
             Sr. Sub. Notes
             10.50%, 6/15/06                             B2         1,000      1,032,500
         (2) Scott Cable Communications, Inc.
             Sub. Debentures
             12.25%, 4/15/01                             B3           500        300,000
            Simmons Cable
   (2)(6)(8)  Sr. Sub. Notes
             15.747%, 4/30/96                           N/R           750        577,500
                                                                            ------------
            GROUP TOTAL                                                        9,126,686
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
CHEMICALS (2.9%)
         (8) Harris Chemical N.A.
             Sr. Secured Debentures
             10.25%, 7/15/01                             B2         1,700      1,734,000
            NL Industries Inc.:
         (8)  Sr. Secured Discount Debentures
             0.00%, 10/15/05                             B2         1,000        842,500
             Sr. Secured Debentures
             11.75%, 10/15/03                            B1           500        525,000
            Rexene Corp.
             Sr. Notes
             11.75%, 12/1/04                             B1         1,000      1,090,000
            UCC Investor's Holdings, Inc.
             Sr. Sub. Notes
             11.00%, 5/1/03                              B3         1,500      1,571,250
            Viridian, Inc.,
             Yankee Debentures
             10.50%, 3/31/14                            Ba3           375        417,188
                                                                            ------------
            GROUP TOTAL                                                        6,179,938
                                                                            ------------


                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.7%)
         (8) Building Materials Corp.,
             Series B, Sr. Deferred Notes
             0.00%, 7/1/04                              Ba3     $     900   $    724,500
            G.I. Holdings, Inc.
             Series B, Sr. Notes
             10.00%, 2/15/06                            Ba3           433        433,000
      (3)(8) Waxman Industries, Inc.,
             Series B, Sr. Secured Deferred Notes
             0.00%, 6/1/04                              Caa           600        408,000
                                                                            ------------
            GROUP TOTAL                                                        1,565,500
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (3.7%)
            Fresh Del Monte Produce,
             Series B, Yankee Sr. Notes
             10.00%, 5/1/03                             Caa           250        236,250
            Jordan Industries, Inc.
             Sr. Notes
             10.375%, 8/1/03                             B3         1,200      1,158,000
            Marvel III Holdings, Inc.,
             Series B, Sr. Secured Debentures
             9.125%, 2/15/98                            Caa         1,100      1,031,250
            Renaissance Cosmetics, Inc.,
             Series B, Sr. Notes
             13.75%, 8/15/01                            N/R         1,500      1,605,000
            Revlon Consumer Products, Inc.,
             Series B, Sr. Sub. Notes
             10.50%, 2/15/03                             B3         1,000      1,037,500
            Revlon Worldwide Corp.
             Series B, Sr. Secured
             Discount Notes
             Zero Coupon, 3/15/98                        B3         1,400      1,228,500
         (8) Specialty Foods Acquisition Corp.,
             Series B, Sr. Secured
             Discount Debentures
             0.00%, 8/15/05                              Ca         2,000        860,000
         (4) Town & Country Corp.
             Sr. Sub. Notes
             13.00%, 5/31/98                            Caa           878        720,106
                                                                            ------------
            GROUP TOTAL                                                        7,876,606
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
ELECTRONICS (0.7%)
            Advanced Micro Devices Inc.,
             Sr. Secured Notes
             11.00%, 8/1/03                             Ba1           450        464,625
            Unisys Corp.
             Series B, Sr. Notes
             12.00%, 4/15/03                             B1         1,000      1,035,000
                                                                            ------------
            GROUP TOTAL                                                        1,499,625
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
ENERGY (1.9%)
            Gulf Canada Resources Ltd.
             Yankee Sr. Sub. Debentures
             9.25%, 1/15/04                             Ba3           750        769,688
            H.S. Resources, Inc.
             Sr. Sub. Notes
             9.875%, 12/1/03                             B2           500        492,500
            Kelley Oil & Gas Corp.
             Sr. Notes
             13.50%, 6/15/99                             B2           400        452,000
                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
            Maxus Energy Corp.:
             Series B, Notes
             9.375%, 11/1/03                             B1     $     450   $    444,375
             Notes
             9.375%, 11/1/03                             B1           350        350,000
            Noble Drilling Corp.,
             Sr. Notes
             9.125%, 7/1/06                             Ba2           500        513,750
            Plains Resources, Inc.,
             Series B, Gtd. Sr. Sub. Notes
             10.25%, 3/15/06                             B2           500        520,000
            TransTexas Gas Corp.
             Sr. Secured Debentures
             11.50%, 6/15/02                             B2           400        425,000
                                                                            ------------
            GROUP TOTAL                                                        3,967,313
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.5%)
         (3) American Skiing Company,
             Sr. Sub. Notes
             12.00%, 7/15/06                             B3           425        422,875
            GNF Corp.,
             Series B, First Mortgage Notes
             10.625%, 4/1/03                             B1         1,200      1,314,000
            Genmar Holdings Inc.,
             Series A, Sr. Sub. Notes
             13.50%, 7/15/01                            Caa           500        477,500
            Gillett Holdings, Inc.
             Series A, Sr. Sub. Notes
             12.25%, 6/30/02                            N/R           535        564,852
         (8) Imax Corp.
             Series B, Yankee Sr. Notes
             7.00%, 3/1/01                               B1         1,000        988,750
            Time Warner Inc.,
             Debentures
             6.85%, 1/15/26                             Ba1         1,450      1,392,174
                                                                            ------------
            GROUP TOTAL                                                        5,160,151
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (8.7%)
            American Banknote Corp.,
             Series B, Sr. Notes
             11.625%, 8/1/02                             B2           750        695,625
            American Express Co.
             Notes
             Zero Coupon, 12/12/00                      N/R         5,000      3,800,850
            Citicorp:
             Sr. Notes
             5.625%, 2/15/01                             A1         1,500      1,430,625
             Sub. Notes
             7.625%, 5/1/05                              A2           485        493,177
            Conseco, Inc.
             Sr. Notes
             10.50%, 12/15/04                           Ba1           550        635,162
         (3) Consorcio G Grupo Dina S.A./ MCII
             Holdings (U.S.A.), Inc.
             Sr. Secured Notes
             0.00%, 11/15/02                            N/R           550        445,500
            GMAC Medium Term Notes
             6.90%, 6/6/00                               A3         2,000      2,004,680
         (3) Goldman Sachs Group L.P.
             Medium Term Notes
             6.20%, 2/15/01                              A1         3,000      2,917,500
            Grand Metro Investment Corp.
             Gtd. Notes
             7.45%, 4/15/35                              A2           400        414,648

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
            L'Auxiliare du Credit Foncier de France,
             Sr. Unsub. Notes
             8.00%, 1/14/02                            Baa1     $     750   $    764,813
            National Westminister Bank PLC Perpetual
             Sub. FRN,
             Series B, 6.125%,                          Aa3           360        316,800
            Skandinaviska Enskilda Banken AB,
             Perpetual Sub. FRN
             6.625%,                                   Baa1         1,300      1,258,543
            Standard Federal Bancorp,
             Medium Term Notes
             7.75%, 7/17/06                            Baa3           550        556,473
            State Street Boston Corp.,
             Debentures
             7.35%, 6/15/26                              A1           500        510,160
            Travelers Group, Inc.,
             Sr. Notes
             6.625%, 9/15/05                             A1           500        477,920
            Western National Corp.
             Sr. Notes
             7.125%, 2/15/04                           Baa1         1,500      1,463,865
                                                                            ------------
            GROUP TOTAL                                                       18,186,341
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
HEALTH CARE (3.1%)
         (4) General Medical Corp.,
             Series A, Sub. Debentures
             12.125%, 8/15/05                           Caa         1,915      1,919,787
            ICON Health & Fitness, Inc.,
             Series B, Sr. Sub. Notes
             13.00%, 7/15/02                             B3           500        555,000
         (3) Integrated Health Services Inc.,
             Sr. Sub. Notes
             10.25%, 4/3/06                              B1           400        413,000
            Meditrust Convertible Debentures
             7.50%, 3/1/01                             Baa3         3,000      3,030,000
            Regency Health Services, Inc.
             Gtd Sr. Sub. Notes
             9.875%, 10/15/02                            B2           600        603,000
                                                                            ------------
            GROUP TOTAL                                                        6,520,787
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (5.7%)
            Alpine Group, Inc.
             Series B, Gtd. Sr.
             Secured Notes
             12.25%, 7/15/03                             B3         1,000      1,027,500
            Atlantis Group, Inc.
             Sr. Notes
             11.00%, 2/15/03                             B2           585        585,000
         (3) Hanson America, Inc.
             Conv. Sr. Discount Notes
             2.39%, 3/1/01                             Baa2         2,000      1,725,000
            Haynes International, Inc.
             Sr. Notes
             11.625%, 9/1/04                             B3           500        515,000
                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
            Interlake Corp.
             Sr. Sub. Debentures
             12.125%, 3/1/02                             B3     $   1,000   $  1,045,000
            MVE Inc.
             Sr. Secured Debentures
             12.50%, 2/15/02                             B3           650        689,000
            Mafco, Inc.
             Sr. Sub. Notes
             11.875%, 11/15/02                           B3           550        596,750
            Plastic Specialties & Technologies, Inc.
             Sr. Secured Debentures
             11.25%, 12/1/03                             B3           500        491,250
         (3) SRI Receivables Purchase Co., Inc.
             Trust Certificate-Backed Notes
             12.50%, 12/15/00                           N/R         1,500      1,515,000
            Specialty Equipment Companies Inc.
             Sr. Sub. Notes
             11.375%, 12/1/03                            B3         1,500      1,608,750
            Tenneco Inc.,
             Notes
             7.875%, 10/1/02                           Baa2           630        652,907
         (3) Terex Corp.
             Gtd. Sr. Notes
             13.75%, 5/15/02                            Caa         1,500      1,578,750
                                                                            ------------
            GROUP TOTAL                                                       12,029,907
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
METALS & MINING (2.8%)
            AK Steel Corp.
             Gtd. Sr. Notes
             10.75%, 4/1/04                             Ba2           950      1,040,250
            Algoma Steel, Inc.
             Yankee First Mortgage Notes
             12.375%, 7/15/05                            B1           500        522,500
            Armco, Inc.
             Sr. Notes
             11.375%, 10/15/99                           B2           815        851,675
            Bayou Steel Corp.
             First Mortgage Notes
             10.25%, 3/1/01                              B2           500        485,000
            Sheffield Steel Corp.
             First Mortgage Notes
             12.00%, 11/1/01                            Caa         1,250      1,156,250
         (8) Silgan Holdings, Inc.
             Sr. Discount Debentures
             13.25%, 12/15/02                            B3           334        339,010
            WCI Steel, Inc.
             Series B, Sr. Notes
             10.50%, 3/1/02                              B1           600        660,000
            Weirton Steel Corp.
             Sr. Notes
             11.375%, 7/1/04                            N/R           775        778,875
                                                                            ------------
            GROUP TOTAL                                                        5,833,560
                                                                            ------------

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (3.4%)
         (3) BPC Holding Corp.,
             Sr. Secured Notes
             12.50%, 6/15/06                            Caa     $   1,000   $  1,040,000
            Container Corp. of America
             Gtd. Sr. Notes
             9.75%, 4/1/03                               B1           500        507,500
         (8) Crown Packaging Holdings Ltd.
             Series B, Sr. Sub. Discount Notes
             0.00%, 11/1/03                             Caa         2,550      1,083,750
         (3) Four M Corp.,
             Series A, Sr. Secured Notes,
             12.00%, 6/1/06                              B2           500        530,000
            Gaylord Container Corp.
             Sr. Notes
             11.50%, 5/15/01                             B3           950      1,007,000
             Sr. Sub. Debentures
             12.75%, 5/15/05                            Caa           900        987,750
         (8) Ivex Holdings Corp.
             Series B, Sr. Debentures
             0.00%, 3/15/05                             Caa         1,500        948,750
         (3) Stone Container Finance Co.,
             Series C, Gtd. Sr. Notes
             11.50%, 8/15/06                             B1         1,000      1,030,000
                                                                            ------------
            GROUP TOTAL                                                        7,134,750
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.2%)
            Crown Paper Co.
             Sr. Sub. Notes
             11.00%, 9/1/05                              B3           500        493,750
            Fort Howard Corp.
             Sub. Notes
             10.00%, 3/15/03                             B2         1,250      1,287,500
            Mail-Well Corp.
             Sr. Sub. Notes
             10.50%, 2/15/04                             B2         1,500      1,470,000
            Malette, Inc.
             Yankee Sr. Secured Debentures
             12.25%, 7/15/04                            Ba3           850        909,500
            Repap Wisconsin, Inc.
             Sr. Secured Debentures
             9.875%, 5/1/06                             Caa           400        392,000
                                                                            ------------
            GROUP TOTAL                                                        4,552,750
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.5%)
            General Media, Inc.
             Sr. Notes
             10.625%, 12/31/00                          Caa           625        512,500
         (3) Park Newspapers Inc.,
             Sr. Notes
             11.875%, 5/15/04                            B2           500        571,250
                                                                            ------------
            GROUP TOTAL                                                        1,083,750
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (7.0%)
            American Restaurant Group, Inc.
             Series 92, Sr. Notes
             13.00%, 9/15/98                            N/R         1,500      1,365,000
         (3) Argosy Gaming Company
             First Mortgage Notes
             13.25%, 6/1/04                              B1           300        298,500
            Bally's Casino Holdings, Inc.
             Sr. Discount Notes
             Zero Coupon, 6/15/98                        B2         1,500      1,331,250
                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
            Bally's Park Place Funding, Inc.
             First Mortgage Notes
             9.25%, 3/15/04                             Ba3     $     400   $    430,000
            Boomtown, Inc.
             First Mortgage Notes
             11.50%, 11/1/03                             B1           500        510,000
         (2) Capital Gaming International, Inc.
             Promissary Notes
             Zero Coupon, 8/1/95                        N/R             1             62
            Casino America, Inc.
             Gtd. Sr. Notes
             12.50%, 8/1/03                              B1           750        784,688
   (3)(5)(6) Casino Magic of Louisiana, Corp.
             First Mortgage Notes
             13.00%, 8/15/03 (acquired 8/16/96, cost
             $400,000)                                   B3           400        406,000
         (4) Colorado Gaming & Entertaiment, Co.
             Sr. Notes
             12.00%, 6/1/03                             N/R           265        247,775
         (2) Elsinore Corp.
             First Mortgage Notes
             12.50%, 10/1/00                            N/R         1,500        780,000
            G.B. Property Funding Corp.
             First Mortgage Notes
             10.875%, 1/15/04                            B3         1,000        870,000
            Grand Casinos Inc.,
             First Mortgage Bonds
             10.125%, 12/1/03                           Ba3           250        245,938
            Griffin Gaming & Entertainment, Inc.
             Mortgage Notes
             11.00%, 9/15/03                            N/R         1,000      1,055,000
            Horseshoe Gaming L.L.C.
             Series B, Sr. Notes
             12.75%, 9/30/00                             B1           750        802,500
            Mohegan Tribal Gaming Authority,
             Series B, Sr. Secured Notes
             13.50%, 11/15/02                           N/R           900      1,134,000
            Red Roof Inns, Inc.
             Sr. Exchange Notes
             9.625%, 12/15/03                            B2           900        877,500
            Santa Fe Hotel, Inc.
             First Mortgage Notes
             11.00%, 12/15/00                           Caa           354        237,180
            Station Casinos, Inc.
             Sr. Sub. Notes
             9.625%, 6/1/03                              B2           350        336,875
            Trump Atlantic City,
             First Mortgage Notes
             11.25%, 5/1/06                              B1         1,400      1,379,000
            Trump's Castle Funding, Inc.
             Mortgage Bonds
             11.75%, 11/15/03                           Caa         1,250      1,275,000
            Wyndham Hotel Corp.,
             Gtd. Sr. Sub Notes,
             10.50%, 5/15/06                             B2           300        307,875
                                                                            ------------
            GROUP TOTAL                                                       14,674,143
                                                                            ------------

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
RETAIL (4.8%)
            Big V Supermarkets, Inc.
             Sr. Sub. Notes
             11.00%, 2/15/04                             B3     $   1,675   $  1,608,000
            Brylane L.P.
             Gtd. Sr. Sub. Notes
             10.00%, 9/1/03                              B2           500        511,250
            County Seat Stores, Inc.
             Sr. Sub. Notes
             12.00%, 10/1/02                             Ca         1,520        501,600
            Dairy Mart Conveniences Stores, Inc.
             Sr. Sub. Notes
             10.25%, 3/15/04                             B3         1,750      1,688,750
            Duane Reade Corp.
             Sr. Notes
             12.00%, 9/15/02                             B3           750        727,500
            Farm Fresh, Inc.
             Sr. Notes
             12.25%, 10/1/00                             B3         1,360      1,047,200
            Great American Cookie Co.,
             Series B, Sr. Sec. Debentures
             10.875%, 1/15/01                            B3         1,250      1,050,000
            Hills Stores Co.
             Gtd. Sr. Notes
             12.50%, 7/1/03                              B1           600        538,500
            Jitney-Jungle Stores of America, Inc.
             Gtd. Sr. Notes
             12.00%, 3/1/06                              B2           250        265,625
            Pathmark Stores, Inc.
         (8)  Jr. Sub. Notes
             0.00%, 11/1/03                              B3         1,400        927,500
             Sr. Sub. Notes
             9.625%, 5/1/03                              B2           250        243,750
            Petro PSC Properties L.P.
             Sr. Notes
             12.50%, 6/1/02                              B3           500        495,000
            Waban, Inc.
             Sr. Sub. Notes
             11.00%, 5/15/04                            Ba3           500        517,500
                                                                            ------------
            GROUP TOTAL                                                       10,122,175
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (11.1%)
            A+ Network, Inc.
             Sr. Sub. Notes
             11.875%, 11/1/05                           Caa           750        725,625
            AT&T Capital Corp.,
             Series 3, Medium Term Notes
             6.03%, 10/27/97                           Baa3         1,100      1,099,285
         (8) American Communications Services, Inc.
             Sr. Discount Notes
             0.00%, 11/1/05                             N/R         2,000      1,150,000
         (8) Arch Communications Group, Inc.
             Sr. Discount Notes
             0.00%, 3/15/08                              B3           750        420,000
         (8) Brooks Fiber Properties, Inc.
             Sr. Discount Notes
             0.00%, 3/1/06                              N/R         1,000        615,000
         (8) Dial Call Communications
             Sr. Discount Notes
             0.00%, 4/15/04                              B3           750        508,125
                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
         (8) Diamond Cable Communications plc
             Yankee Sr. Discount Notes
             0.00%, 12/15/05                             B3     $   1,850   $  1,193,250
      (3)(8) GST Telecommunications, Inc.
             Conv. Sr. Discount Notes
             0.00%, 12/15/05                            N/R           200        166,000
         (8) GST USA, Inc.
             Guaranteed Notes
             0.00%, 12/15/05                            N/R         1,600        864,000
            Geotek Communications, Inc.
             Sr. Sub. Convertible Notes
             12.00%, 12/15/01                           Caa         1,000      1,160,000
         (8) Hyperion Telecommunications, Inc.
             Series B, Sr. Discount Notes
             0.00%, 4/15/03                             N/R         1,750      1,085,000
         (8) IntelCom Group (U.S.A.), Inc.:
             Sr. Discount Notes
             0.00%, 9/15/05                             N/R           650        435,500
             Sr. Exchange Discount Notes
             0.00%, 5/1/06                              N/R           600        360,000
         (8) In-Flight Phone Corp.
             Series B, Sr. Discount Notes
             0.00%, 5/15/02                             Caa         1,000        330,000
         (3) InterMedia Capital Partners IV,
             L.P./InterMedia Partners IV Capital
             Corp.
             Sr. Notes
             11.25%, 8/1/06                              B2           650        669,500
            MFS Communications Co., Inc.
             Discount Notes
             0.00%, 1/15/04                              B1           850        714,000
            Metrocall, Inc.
             Sr. Sub. Notes
             10.375%, 10/1/07                            B3         1,500      1,245,000
            Mobile Telecommunications Technologies
             Corp.
             Sr. Sub. Notes
             13.50%, 12/15/02                            B3           750        780,000
         (8) Nextel Communications, Inc.
             Sr. Notes
             0.00%, 8/15/04                              B3         2,000      1,290,000
         (3) Orbcomm Global L.P./Orbcomm Global
             Capital Corp.
             Sr. Notes
             14.00%, 8/15/04                             B3           650        666,250
         (8) Pagemart Nationwide, Inc.
             Sr. Discount Notes
             0.00%, 2/1/05                              N/R         1,750      1,172,500
            Paging Network, Inc.
             Sr. Sub. Notes
             10.125%, 8/1/07                             B2           800        812,000
         (3) Petersburg Long Distance Telephone, Inc.
             Conv. Sub. Notes
             9.00%, 6/1/06                              N/R           230        276,000
         (8) PriCellular Wireless Corp.
             Discount Notes
             0.00%, 10/1/03                              B3           750        603,750
            Rogers Cablesystems Ltd.,
             Series B, Yankee Sr. Secured 2nd
             Priority Notes
             10.00%, 3/15/05                            Ba3           300        305,250

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
            Sprint Spectrum L.P./Sprint Spectrum
             Finance Corp.
             Sr. Notes
             11.00%, 8/15/06                             B2     $   1,400   $  1,442,000
            Teleport Communications Group, Inc.:
             Sr. Notes
             9.875%, 7/1/06                              B1           750        768,750
         (8)  Sr. Discount Notes
             0.00%, 7/1/07                               B1         1,150        736,000
         (8) Videotron Holdings plc
             Yankee Discount Notes
             0.00%, 8/15/05                              B3         2,000      1,325,000
         (8) WinStar Communications, Inc.:
             Convertible Sr. Discount Notes
             0.00%, 10/15/05                            N/R           250        146,250
             Sr. Discount Notes
             0.00%, 10/15/05                            N/R           500        267,500
                                                                            ------------
            GROUP TOTAL                                                       23,331,535
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.3%)
            Collins & Aikman Products,
             Sr. Sub Notes
             11.50%, 4/15/06                             B3           650        684,125
            Parisian, Inc.,
             Sr. Sub Notes
             9.875%, 7/15/03                            Caa           500        491,250
            Synthetic Industries, Inc.
             Sr. Sub. Notes
             12.75%, 12/1/02                             B3         1,450      1,566,000
                                                                            ------------
            GROUP TOTAL                                                        2,741,375
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
TRANSPORTATION (2.5%)
            CHC Helicopter Corp.
             Yankee Sr. Sub. Notes
             11.50%, 7/15/03                             B3           750        744,375
            Ferrovie dello Stato Notes
             9.125%, 7/6/09                             N/R         3,000      3,446,160
            USAir, Inc.
             Gtd. Sr. Notes
             10.00%, 7/1/03                              B3         1,000        950,000
                                                                            ------------
            GROUP TOTAL                                                        5,140,535
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.6%)
            WMX Technologies Inc.,
             Notes
             7.10%, 8/1/26                               A1         1,250      1,266,512
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $163,775,483)                                                        162,249,439
                                                                            ------------
---------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (7.8%)
----------------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.3%)
            REMIC-PAC Series 1989-23, Class D
             10.20%, 9/25/18                            Aaa         3,492      3,658,248
                                                                            ------------
            STRIPS, Series H, Class 2
             11.50%, 5/1/09                             Aaa         1,133      1,211,180
                                                                            ------------
            GROUP TOTAL                                                        4,869,428
                                                                            ------------
                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
TENNESSEE VALLEY AUTHORITY (0.6%)
             5.98%, 4/1/36                              Aaa     $   1,250   $  1,250,000
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
            Various Pools:
             10.50%, 9/15/15-8/15/16                    Aaa           293        323,942
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
U.S. DEPT OF VETERANS AFFAIRS (0.2%)
            Vendee Mortgage Trust Series 1994-2,
             Class 3F
             6.50%, 10/15/15                            N/R           400        372,500
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTE (4.6%)
             5.375%, 5/31/98                            Aaa         6,150      6,084,625
             6.625%, 6/30/01                            Aaa           940        945,725
             7.25%, 5/15/04                             Aaa         1,800      1,864,962
             7.50%, 2/15/05                             Aaa           650        684,021
                                                                            ------------
            GROUP TOTAL                                                        9,579,333
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $16,368,095)                                                          16,395,203
                                                                            ------------
---------------------------------------------------------------------
-----------------
COLLATERALIZED SECURITIES (3.3%)
----------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)
            Drexel, Burnham & Lambert Trust
             REMIC-PAC, Series S, Class 2
             9.00%, 8/1/18                              Aaa         5,868      5,944,548
            Nationscredit Grantor Trust, Retail
             Installment Sale Contracts,
             Series 1996-1, Class A
             5.85%, 9/15/11                             Aaa         1,148      1,120,962
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED SECURITIES
  (Cost $7,379,048)                                                            7,065,510
                                                                            ------------
---------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (3.2%)
----------------------------------------------------------------------------------
-----------------
            Green Tree Financial Corp. Manufactured
             Housing Installment Sale Contracts:
              Series 1995-4, Class A3
              6.30%, 7/15/25                            Aaa           350        345,733
              Series 1993-4, Class B1
              7.20%, 1/15/19                           Baa3         2,000      1,947,500
            Household Affinity Credit Card Master
             Trust I
             Series 1993-3, Class B
             4.95%, 3/15/99                              A2         2,500      2,493,750
         (9) Merrill Lynch Home Equity Acceptance
             Trust
             Series 1994-A, Class A-2
             6.1875%, 7/17/22                            A3         2,023      2,023,356
---------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $6,711,332)                                                            6,810,339
                                                                            ------------
---------------------------------------------------------------------
-----------------
UNITS (3.1%)
----------------------------------------------------------------------------------
-----------------
            Cellular Communications, International,
             Inc. Notes
             Zero Coupon, 8/15/00                        B3         2,000      1,310,000

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
----------------------------------------------------------------------------------
-----------------
      (3)(8) Crown Packaging
             Enterprises Ltd.
             Sr. Secured Discount Notes
             0.00%, 8/1/06                              N/R     $   1,950   $    759,661
(3)(5)(6)(8) DIVA Systems Corp., Sub. Discount Notes
             0.00%, 5/15/06
             (acquired 5/30/96, cost $1,036,962)        N/R         1,925      1,039,500
      (3)(8) InterAct Systems Inc.,
             Sr. Discount Notes
             0.00%, 8/1/03                              N/R           750        510,000
         (8) People's Choice TV Corp. Sr. Discount
             Notes
             0.00%,6/1/04                               Caa           500        308,750
(3)(5)(6)(8) Petersburg Long Distance Inc. Sr.
             Discount Notes
             0.00%, 6/1/04
             (acquired 5/24/96, cost $1,210,525)        N/R         1,610      1,312,150
      (3)(8) Real Time Data, Inc.
             Sub. Discount Notes
             0.00%, 8/15/06                             N/R         1,114        601,560
      (1)(3) Renaissance Cosmetics, Inc.
             14% Sr. Redeemable PIK Pfd., Series B      N/R           300        300,000
         (8) Wireless One, Inc.
             Sr. Discount Notes
             0.00%, 8/1/06                               B3           750        408,750
---------------------------------------------------------------------
-----------------
TOTAL UNITS
  (Cost $6,407,532)                                                            6,550,371
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
                                                                  Shares
---------------------------------------------------------------------
-----------------
COMMON STOCKS (1.5%)
----------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
         (3) Pegasus Media & Communications, Inc.
             Class B                                                   25          8,750
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.2%)
         (1) Waxman Industries, Inc.                               99,600        348,600
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
   (1)(5)(6) Applause Enterprises, Inc.
             (acquired 11/8/91, cost $144,400)                      3,800         11,400
         (1) Specialty Foods Corporation                           30,000         15,000
                                                                            ------------
            GROUP TOTAL                                                           26,400
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.7%)
         (1) Gillett Holdings, Inc.                                42,500      1,487,500
                                                                            ------------
            GROUP TOTAL                                                        1,487,500
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(6)(7) Westfed Holdings Inc. Class B
             (acquired 9/20/88, cost $383)                         12,670              0
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.3%)
         (1) Alpine Group, Inc.                                    65,878        456,996
(1)(5)(6)(7) CIC I Acquisition Corp.
             (acquired 10/18/89, cost $1,076,715 )                  2,944        200,192
                                                                            ------------
            GROUP TOTAL                                                          657,188
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.0%)
            Mail-Well, Inc.                                         7,102         60,367
                                                                            ------------
                                                                  Shares       Value
----------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
         (1) Capital Gaming International, Inc.                     6,667   $        800
         (1) Casino America Inc.                                   14,947        100,892
         (1) Colorado Gaming & Entertainment, Co.                  26,465         79,395
      (1)(3) Motels of America, Inc.,                                 500         38,000
                                                                            ------------
            GROUP TOTAL                                                          219,087
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
RETAIL (0.1%)
         (1) Barry's Jewelers, Inc.                                64,521        233,889
   (1)(5)(6) Jewel Recovery L.P.
             (acquired 7/30/93, cost $0)                           49,559              0
                                                                            ------------
            GROUP TOTAL                                                          233,889
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.1%)
         (1) Pagemart Nationwide, Inc.                              7,000         71,750
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $3,744,317)                                                            3,113,531
                                                                            ------------
---------------------------------------------------------------------
-----------------
PREFERRED STOCKS (1.2%)
----------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.2%)
            GPA Group Plc
             7% Cum. Cv.                                         1,100,000       429,000
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
ENERGY (0.1%)
      (1)(7) Consolidated Hydro, Inc.,
             Series H, 13.50% Convertible                           3,000        300,000
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(6)(7) WestFed Holdings, Class A
             (acquired 9/20/88-6/18/93, cost
             $3,611,992)                                           42,759         42,759
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.4%)
         (1) SD Warren Co. 14% Exchangeable                        21,459        751,065
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
            K-III Communications Corp. 10%
             Exchangeable, Series C                                 5,000        450,000
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.3%)
         (1) Lady Luck Gaming Corp., Series A                      20,000        610,000
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $7,097,356)                                                            2,582,824
                                                                            ------------
---------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
----------------------------------------------------------------------------------
-----------------
         (1) Terex Corp.
             expiring 5/15/02 (cost $0)                             6,000         12,000
                                                                            ------------
---------------------------------------------------------------------
-----------------
WARRANTS (0.5%)
----------------------------------------------------------------------------------
-----------------
         (1) American Communications Services, Inc.,
             expiring 11 /1/05                                      2,000        150,000
         (1) American Telecasting, Inc.,
             expiring 6/23/99                                         525          2,100
      (1)(3) Boomtown, Inc.,
             expiring 11/1/98                                         500            125

                                                                  Shares       Value
----------------------------------------------------------------------------------
-----------------
         (1) CHC Helicopter Corp.,
             expiring 12/15/00                                      6,000   $      3,000
   (1)(3)(6) Capital Gaming
             International, Inc.
             expiring 2/1/99                                        5,687            171
         (1) Casino America, Inc.,
             expiring 05/03/01                                      2,646          2,646
         (1) Casino America, Inc.,
             expiring 11/15/96                                      3,263              0
         (1) Casino Magic of
             Louisiana Corp.
             expiring 10/14/96                                      9,000            450
         (1) Commodore Media, Inc.,
             expiring 5/1/00                                          300         33,900
      (1)(7) Consolidated Hydro, Inc.,
             expiring 12/31/03                                      5,400              0
         (1) County Seat Stores, Inc.,
             expiring 10/15/98                                      1,520             76
      (1)(6) Crown Packaging Holdings,
             expiring 11/1/03                                       2,000          4,000
         (1) Dairy Mart Conveniences
             Stores, Inc.,
             expiring 5/13/98                                      11,665         34,995
      (1)(3) Elsinore Corp.,
             expiring 10/8/98                                      79,941              0
         (1) General Media Inc.,
             expiring 12/22/00                                        500            500
         (1) General Media Inc.,
             expiring 12/31/00                                        625            625
      (1)(3) Great American Cookie, Co.
             expiring 1/30/00                                         225          2,250
         (1) Hemmeter Enterprises, Inc.,
             expiring 12/15/99                                      9,000              0
      (1)(3) Hyperion Telecommunications, Inc.
             expiring 4/15/01                                       1,750              0
         (1) IHF Capital, Inc.
             expiring 11/14/99                                        500              0
      (1)(3) In-Flight Phone Corp.,
             expiring 8/31/02                                       1,000              0
      (1)(3) IntelCom Group, (U.S.A.) Inc.,
             expiring 9/15/05                                       2,145         32,175
         (1) Nextel Communications, Inc.,
             expiring 4/25/99                                         750              7
         (1) Petro PSC Properties L.P.,
             expiring 6/1/97                                          500         20,000
      (1)(3) Purity Supreme, Inc.
             expiring 8/1/97                                        5,198              0
      (1)(3) Renaissance Cosmetics Inc.,
             expiring 8/15/01                                       3,000        150,000
         (1) SD Warren Co.,
             expiring 12/15/06                                     12,000         54,000
         (1) Sheffield Steel Corp.,
             expiring 11/1/01                                       6,250         18,750
         (1) Spanish Broadcasting Systems,
             expiring 6/29/99                                       1,500        315,000
         (1) United International Holdings,
             expiring 11/15/99                                      2,950         59,000
      (1)(3) Wright Medical Technology,
             expiring 6/30/03                                         618         80,294
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $435,171)                                                                964,064
                                                                            ------------
----------------------------------------------------------------------------------
-----------------

                                                                   Face
                                                      Moody's     Amount
                                                      Ratings     (000)        Value
---------------------------------------------------------------------
-----------------
SHORT-TERM INVESTMENT (0.7%)
----------------------------------------------------------------------------------
-----------------
FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTE (0.7%)
            Zero Coupon, 10/1/96 (Cost $1,425,000)      N/R     $   1,425   $  1,425,000
                                                                            ------------
---------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.4%)
  (Cost $213,343,334)                                                        207,168,281
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (1.6%)                                                             3,312,742
                                                                            ------------
---------------------------------------------------------------------
-----------------
NET ASSETS (100%)
            Applicable to 24,385,367 issued and outstanding $.001 par
             value shares (authorized 100,000,000 shares)                   $210,481,023
                                                                            ------------
                                                                            ------------
---------------------------------------------------------------------
-----------------
NET ASSET VALUE PER SHARE                                                    $      8.63
                                                                            ------------
                                                                            ------------
---------------------------------------------------------------------
-----------------
MARKET PRICE PER SHARE                                                       $     7.875
                                                                            ------------
                                                                            ------------
----------------------------------------------------------------------------------
-----------------
FRN--Floating Rate Note
N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
STRIPS--Seperate Trading of Registered Interest and Principal Securities.
TBA--To Be Announced. Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5)  Restricted as to private and public resale. Total cost of restricted securities at
      September  30,  1996  aggregated  $7,480,977.  Total  market  value  of restricted securities owned at September 30, 1996 was $3,012,001 or 1.4% of net assets.
 (6)  Private Placement.
 (7)  Securities for  which market quotations  are not readily  available are valued  at fair value as determined in good faith by the Board of Directors.
 (8)   Step Bond -- Coupon rate is low  or zero for an initial period and then increases to a  higher coupon  rate  thereafter. Maturity  date  disclosed is  the  ultimate maturity.
 (9)   Floating  Rate --  The interest rate  changes on  these instruments  based upon a designated base rate. The rates shown are those in effect at September 30, 1996.

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